DUE TO RELATED PARTIE (Details Narrative)	Mar. 31, 2021	Dec. 31, 2020
Chief Executive Officer [Member] | Mr. Jun Wang [Member]
Acquisition percentage	33.80%	37.81%
Director [Member] | Mr. Yang Wang [Member]
Acquisition percentage	21.14%	23.64%